Marketable Securities And Other Investments (Schedule Of The Aggregate Carrying Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses And Fair Value Of Available-For-Sale And Held-To-Maturity Securities) (Parenthetical) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012	Mar. 31, 2011
Schedule of Investments [Line Items]
Commercial Paper	¥ 210,972	¥ 199,977
Cash and Cash Equivalents
Schedule of Investments [Line Items]
Commercial Paper	199,979	199,977
Short-term Investments
Schedule of Investments [Line Items]
Commercial Paper	¥ 59,974	¥ 59,995